Share capital (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders Equity Note [Abstract]
Schedule of common stock outstanding roll forward
In millions	December 31,	2015	2014	2013
Issued common shares		788.6	809.4	830.6
Common shares in Share Trusts		(1.4)	-	-
Outstanding common shares		787.2	809.4	830.6

Schedule of activity under share repurchase programs

The following table provides the information related to the share repurchase programs for the years ended December 31, 2015, 2014 and 2013:

In millions, except per share data	Year ended December 31,	2015	2014	2013
Number of common shares repurchased (1)		23.3	22.4	27.6
Weighted-average price per share (2)		$75.20	$67.38	$50.65
Amount of repurchase (3)		$1,750	$1,505	$1,400

(1)	Includes common shares repurchased in the first, third and fourth quarters of 2015, and the first and fourth quarters of 2014 and 2013 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.
(3)	The 2015 common share repurchases include settlements in the subsequent period.